Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	31 Dec	31 Dec
	2021	2020
	k€	k€
Prepaid expenses	19,210	9,258
Other	20,685	21,146
Total prepaid expenses and other current assets	39,895	30,404